Fair Value Measurements and Fair Value of Financial Instruments (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Company's Financial Instruments that were Measured at Fair Value
The following table sets forth the Company’s financial instruments that were measured at fair value by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$173,315	$—	$—	$173,315

Total	$173,315	$—	$—	$173,315

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$3,553	$3,553

Total	$—	$—	$3,553	$3,553

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$77,771	$—	$—	$77,771

Total	$77,771	$—	$—	$77,771

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$4,787	$4,787

Total	$—	$—	$4,787	$4,787

Schedule Of Change In Fair Value Of The Warrant Liabilities
The following table provides a summary of changes in the estimated fair value of the Additional Shares liability (in thousands):

Balance at December 31, 2021	$—
Assumption of Additional Shares liability	15,340
Change in fair value	2,015

Balance at June 30, 2022	$17,355

The following table provides a summary of changes in the estimated fair value of the
Earn-Out
liability (in thousands):

Balance at December 31, 2021	$—
Assumption of Earn-Out liability	70,481
Change in fair value	(17,345)

Balance at June 30, 2022	$53,136

The fair value of the preferred stock warrant liability is determined using the Black-Scholes option pricing model, which involve inherent uncertainties and the application of management’s judgment. The following table provides a summary of changes in the estimated fair value of the preferred stock warrant liability (in thousands):

Balance at December 31, 2021	$4,787
Change in fair value	(1,616)
Net exercise of preferred stock warrants	(989)

Balance before reclassification at June 30, 2022	2,182
Reclassification to additional paid-in capital	(2,182)

Balance at June 30, 2022	$—

The
following table provides a summary of changes in the estimated fair value of the Company’s Level 3 financial liabilities (in thousands):

Balance at December 31, 2020	$3,553
Change in fair value	1,234

Balance at December 31, 2021	$4,787

Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements
The following are the assumptions used in the Black-Scholes option pricing model to determine the fair value of the convertible preferred stock warrants for the dates indicated:

	December 31, 2020
	Series A Convertible Preferred Stock Warrants	Series B Convertible Preferred Stock Warrants	Series C Convertible Preferred Stock Warrants	Series D Convertible Preferred Stock Warrants
Expected term (in years)	2.0	2.0	2.0	2.0
Fair value of underlying shares	6.32	6.49	6.78	8.35
Volatility	88.04%	88.04%	88.04%	88.04%
Risk-free interest rate	0.13%	0.13%	0.13%	0.13%
Dividend yield	—	—	—	—

	December 31, 2021
	Series A Convertible Preferred Stock Warrants	Series B Convertible Preferred Stock Warrants	Series C Convertible Preferred Stock Warrants	Series D Convertible Preferred Stock Warrants
Expected term (in years)	3.72	4.11	4.59	3.38
Fair value of underlying shares	8.50	8.57	8.70	9.45
Volatility	65.07%	64.90%	64.83%	65.29%
Risk-free interest rate	1.01%	1.04%	1.09%	0.96%
Dividend yield	—	—	—	—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis as of June 30,
2022
and December 31,
2021
by level within the fair value hierarchy (in thousands):

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$129,171	$—	$—	$129,171

Total	$129,171	$—	$—	$129,171

Financial Liabilities:
Additional Shares	$—	$—	$17,355	17,355
Earn-Out Shares	—	—	53,136	53,136
Public Warrants	3,381	—	—	3,381
Private Placement Warrants	—	2,814	—	2,814

Total	$3,381	$2,814	$70,491	$76,686

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash equivalents:
Money market funds	$77,771	$—	$—	$77,771

Total	$77,771	$—	$—	$77,771

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$4,787	$4,787

Total	$—	$—	$4,787	$4,787

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Observable Input Reconciliation

	Private Placement Warrants	Public Warrants
Balance at December 31, 2021	$—	$—
Assumption of Private Placement and Public Warrants	3,350	4,025
Changes in fair value	(536)	(644)

Balance at June 30, 2022	$2,814	$3,381

Convertible Preferred Stock Warrant Liability

Virgin Group Acquisition Corp. II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments in the Mutual Fund.

	March 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,566,409	$402,566,409	$—	$—
Liabilities:
Derivative warrant liability – Public Warrants	$3,048,919	$3,048,919	$—	$—
Derivative warrant liability – Private Warrants	2,636,811	—	—	2,636,811
Backstop derivative liability	30,234,314	—	—	30,234,314

Derivative liabilities	$35,920,044	$3,048,919	$—	$32,871,125

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,530,526	$402,530,526	$—	$—
Liabilities:
Derivative warrant liability – Public Warrants	$6,731,959	$6,731,959	$—	$—
Derivative warrant liability – Private Warrants	6,608,051	—	—	6,608,051

Derivative warrant liabilities	$13,340,010	$6,731,959	$—	$6,608,051

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments in the Mutual Fund.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,530,526	402,530,526	$—	$—

Liabilities:
Derivative warrant liability –Public Warrants	$6,731,959	$6,731,959	$—	$—
Derivative warrant liability –Private Warrants	6,608,051	—	—	6,608,051

Derivative warrant liabilities	$13,340,010	$6,731,959	$—	$6,608,051

Schedule Of Change In Fair Value Of The Warrant Liabilities
The change in fair value of the derivative warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liability – initial measurement on March 25, 2021	$9,020,019	$8,776,387	$17,796,406
Change in fair value of derivative warrant liabilities	133,454	55,320	188,774

Derivative warrant liabilities at March 31, 2021	$9,153,473	$8,831,707	$17,985,180

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liabilities at December 31, 2021	$6,608,051	$—	$6,608,051
Change in fair value of derivative warrant liabilities	(3,971,240)	—	(3,971,240)

Derivative warrant liabilities at March 31, 2022	$2,636,811	$—	$2,636,811

The change in fair value of the derivative warrant liabilities is summarized as follows:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Derivative warrant liabilities – initial measurement	$10,087,924	$10,101,143	$20,189,067
Transfer to Level 1	—	(10,338,960)	(10,338,960)
Change in fair value of derivative warrant liabilities	(3,479,873)	237,817	(3,242,056)

Derivative warrant liabilities at December 31, 2021	$6,608,051	$—	$6,608,051

Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements of derivative warrant liabilities as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Strike price	$11.50	$11.50
Share price	$5.95	$9.59
Volatility	25%	40%
Risk-free rate	2.40%	1.28%
Expected term (years)	5	5
The following table provides quantitative information regarding Level 3 fair value measurements as of December 31, 2021:

December 31, 2021
Strike price	$11.50
Share price	$9.59
Volatility	40%
Risk-free rate	1.28%
Expected term (years)	5

Schedule of quantitative information level 3 fair value measurement of backstop derivative liability
The following table provides quantitative information regarding Level 3 fair value measurement of backstop derivative liability as of March 31, 2022:

Share price	$5.95
Volatility	25%
Risk-free rate	2.40%
Minimum Redemption Percentage	92%
Maximum Redemption Percentage	100%